UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-08464

 NAME OF REGISTRANT:                     High Income Opportunities
                                         Portfolio



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: Two International Place
                                         Boston, MA 02110

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Maureen A. Gemma, Esq.
                                         Two International Place
                                         Boston, MA 02110

 REGISTRANT'S TELEPHONE NUMBER:          617-482-8260

 DATE OF FISCAL YEAR END:                10/31

 DATE OF REPORTING PERIOD:               07/01/2009 - 06/30/2010


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

High Income Opportunities Portfolio
--------------------------------------------------------------------------------------------------------------------------
 AMKOR TECHNOLOGY, INC.                                                                      Agenda Number:  933237364
--------------------------------------------------------------------------------------------------------------------------
        Security:  031652100
    Meeting Type:  Annual
    Meeting Date:  03-May-2010
          Ticker:  AMKR
            ISIN:  US0316521006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       JAMES J. KIM                                              Mgmt          For                            For
       ROGER A. CAROLIN                                          Mgmt          For                            For
       WINSTON J. CHURCHILL                                      Mgmt          For                            For
       KENNETH T. JOYCE                                          Mgmt          For                            For
       JOHN T. KIM                                               Mgmt          For                            For
       STEPHEN G. NEWBERRY                                       Mgmt          For                            For
       JOHN F. OSBORNE                                           Mgmt          For                            For
       JAMES W. ZUG                                              Mgmt          For                            For

02     RATIFICATION OF THE APPOINTMENT OF PRICEWATERHOUSECOOPERS Mgmt          For                            For
       LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING
       FIRM FOR THE YEAR ENDING DECEMBER 31, 2010.




--------------------------------------------------------------------------------------------------------------------------
 GAMESTOP CORP.                                                                              Agenda Number:  933280644
--------------------------------------------------------------------------------------------------------------------------
        Security:  36467W109
    Meeting Type:  Annual
    Meeting Date:  22-Jun-2010
          Ticker:  GME
            ISIN:  US36467W1099
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       R. RICHARD FONTAINE                                       Mgmt          For                            For
       JEROME L. DAVIS                                           Mgmt          Withheld                       Against
       STEVEN R. KOONIN                                          Mgmt          For                            For
       STEPHANIE M. SHERN                                        Mgmt          For                            For

02     PROPOSAL TO RATIFY THE APPOINTMENT OF BDO SEIDMAN,        Mgmt          For                            For
       LLP AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING
       FIRM OF THE COMPANY FOR THE FISCAL YEAR ENDING
       JANUARY 29, 2011.




--------------------------------------------------------------------------------------------------------------------------
 GREEKTOWN HOLDINGS                                                                          Agenda Number:  933145193
--------------------------------------------------------------------------------------------------------------------------
        Security:  392484AA9
    Meeting Type:  Consent
    Meeting Date:  08-Oct-2009
          Ticker:
            ISIN:  US392484AA95
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     THE PLAN                                                  Mgmt          Against




--------------------------------------------------------------------------------------------------------------------------
 LEAR CORPORATION                                                                            Agenda Number:  933221816
--------------------------------------------------------------------------------------------------------------------------
        Security:  521865204
    Meeting Type:  Annual
    Meeting Date:  13-May-2010
          Ticker:  LEA
            ISIN:  US5218652049
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP               Mgmt          For                            For
       AS LEAR CORPORATION'S INDEPENDENT REGISTERED
       PUBLIC ACCOUNTING FIRM FOR 2010.




--------------------------------------------------------------------------------------------------------------------------
 PANOLAM INDUSTRIES INTERNATIONAL, INC.                                                      Agenda Number:  933152441
--------------------------------------------------------------------------------------------------------------------------
        Security:  698604AG0
    Meeting Type:  Consent
    Meeting Date:  02-Nov-2009
          Ticker:
            ISIN:  US698604AG03
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     THE PLAN                                                  Mgmt          No vote




--------------------------------------------------------------------------------------------------------------------------
 RATHGIBSON INC.                                                                             Agenda Number:  933145181
--------------------------------------------------------------------------------------------------------------------------
        Security:  75409FAC9
    Meeting Type:  Consent
    Meeting Date:  29-Sep-2009
          Ticker:
            ISIN:  US75409FAC95
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     THE PLAN - CLASS 8                                        Mgmt          For

02     OPT OUT ELECTION - CLASS 8                                Mgmt          Against

03     THE PLAN - CLASS 4                                        Mgmt          For

04     OPT OUT ELECTION - CLASS 4                                Mgmt          Against




--------------------------------------------------------------------------------------------------------------------------
 SEM GROUP L.P                                                                               Agenda Number:  933127917
--------------------------------------------------------------------------------------------------------------------------
        Security:  81662TAA3
    Meeting Type:  Consent
    Meeting Date:  21-Oct-2009
          Ticker:
            ISIN:  US81662TAA34
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     THE PLAN                                                  Mgmt          For




--------------------------------------------------------------------------------------------------------------------------
 THE GEO GROUP, INC.                                                                         Agenda Number:  933211776
--------------------------------------------------------------------------------------------------------------------------
        Security:  36159R103
    Meeting Type:  Annual
    Meeting Date:  05-May-2010
          Ticker:  GEO
            ISIN:  US36159R1032
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       CLARENCE E. ANTHONY                                       Mgmt          For                            For
       WAYNE  H. CALABRESE                                       Mgmt          For                            For
       NORMAN A. CARLSON                                         Mgmt          For                            For
       ANNE N. FOREMAN                                           Mgmt          For                            For
       RICHARD H. GLANTON                                        Mgmt          For                            For
       CHRISTOPHER C. WHEELER                                    Mgmt          For                            For
       GEORGE C. ZOLEY                                           Mgmt          For                            For

02     TO RATIFY THE APPOINTMENT OF GRANT THORNTON               Mgmt          For                            For
       LLP AS OUR INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS
       OF THE GEO GROUP, INC.

03     TO APPROVE THE SENIOR MANAGEMENT PERFORMANCE              Mgmt          For                            For
       AWARD PLAN.

04     IN THEIR DISCRETION, THE PROXIES ARE AUTHORIZED           Mgmt          Against                        Against
       TO VOTE UPON SUCH OTHER BUSINESS AS MAY PROPERLY
       COME BEFORE THE MEETING.



* Management position unknown

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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         High Income Opportunities Portfolio
By (Signature)       /s/ Michael W. Weilheimer
Name                 Michael W. Weilheimer
Title                President
Date                 08/27/2010